Note 13 - Acquisition of Aurizon Mines Ltd. (Details) - Preliminary Purchase Price Allocation (Parentheticals) (USD $)	1 Months Ended	6 Months Ended
	Feb. 21, 2008	Jun. 30, 2013
Note 13 - Acquisition of Aurizon Mines Ltd. (Details) - Preliminary Purchase Price Allocation (Parentheticals) [Line Items]
Preferred stock par value (in Dollars per share)		$ 3.83
Preferred stock, shares issued (in Shares)	5,395,683	56,997,790